Accounts payable (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accounts Payable Details
Trade accounts payable		$ 168,795	$ 319,858
Non-income taxes collected in advance		261,783	104,165
Payroll taxes	[1]	58,235	53,210
Other payables	[2]	38,151	15,873
Current		526,964	493,106
Trade accounts payable		2,970	8
Payroll taxes	[1]	2,114	2,726
Non-current		$ 5,084	$ 2,734

[1]	Represent payroll taxes and contributions based on salaries and compensation paid to employees of the Company in the various jurisdictions in which it operates.
[2]	Other accounts payable include mainly provisions for travel expenses, provisions for fees and accrued interest.